WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.8%
Education - 9.7%
Montgomery County, PA, IDA, School Revenue:
Germantown Academy Project, Series A, Refunding	4.000%	10/1/36	$450,000	$423,718
Germantown Academy Project, Series A, Refunding	4.000%	10/1/41	450,000	409,029
Germantown Academy Project, Series A, Refunding	4.000%	10/1/46	625,000	548,472
Germantown Academy Project, Series A, Refunding	4.000%	10/1/51	800,000	685,729
Northampton County, PA, General Purpose Authority College Revenue, Lafayette College, Refunding	5.000%	11/1/47	2,000,000	2,149,600
Pennsylvania State Higher EFA Revenue:
La Salle University, Refunding	5.000%	5/1/29	1,500,000	1,496,465
Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	1,000,000	1,080,503
Widener University, Series A, Refunding	4.000%	7/15/46	2,300,000	2,080,278
Philadelphia, PA, Authority for IDR, Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	400,000	382,129
University of Pennsylvania Revenue, Tax-Exempt, Series A	5.000%	9/1/47	3,000,000	3,272,895

Total Education				12,528,818

Health Care - 19.0%
Allegheny County, PA, Hospital Development Authority Revenue:
Health Center-UPMC Health, Series B, NATL	6.000%	7/1/24	1,000,000	1,068,208
Health Center-UPMC Health, Series B, NATL	6.000%	7/1/26	2,250,000	2,508,402
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/42	500,000	501,895
Highlands at Wyomissing, Refunding	5.000%	5/15/47	600,000	595,741
Bucks County, PA, IDA, Hospital Authority Revenue:
St. Luke’s University Health Network	4.000%	8/15/33	530,000	534,883
St. Luke’s University Health Network	4.000%	8/15/34	785,000	786,577
St. Luke’s University Health Network	4.000%	8/15/35	500,000	497,883

See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2022 Quarterly Report	1

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - continued
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/29	$280,000	$288,108
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/39	1,805,000	1,869,671
Penn State Health	4.000%	11/1/36	1,200,000	1,195,483
Lancaster County, PA, Hospital Authority Revenue:
Health Center, Landis Homes Retirement
Community Project, Refunding	5.000%	7/1/45	3,000,000	2,904,413
Penn State Health, Series 2021	5.000%	11/1/51	1,250,000	1,312,662
Lancaster, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/44	1,000,000	1,061,738
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Center, Refunding	5.000%	7/1/41	1,000,000	1,030,383
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement-Life Communities, Series C	5.000%	11/15/45	1,000,000	1,044,388
Pennsylvania State Higher EFA Revenue:
University of Pennsylvania Health Systems, Series A	5.000%	8/15/47	3,500,000	3,670,326
University of Pennsylvania Health Systems, Series B, Refunding	4.000%	8/15/42	1,750,000	1,717,158
Southcentral, PA, General Authority Revenue,
Wellspan Health Obligated Group, Series A,
Refunding	4.000%	6/1/44	1,950,000	1,914,006

Total Health Care				24,501,925

Industrial Revenue - 1.2%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Tobacco Master Settlement Payment	5.000%	6/1/35	1,000,000	1,074,071
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	500,000	487,701	(a)(b)(c)

Total Industrial Revenue				1,561,772

Leasing - 2.5%
Philadelphia, PA, Authority for IDR, City Service Agreement Revenue	5.000%	5/1/37	2,000,000	2,193,499

See Notes to Schedule of Investments.

2	Western Asset Pennsylvania Municipals Fund 2022 Quarterly Report

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - continued
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	$250,000	$272,414
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	750,000	814,648

Total Leasing				3,280,561

Local General Obligation - 16.5%
Armstrong, PA, School District, GO:
Series A, BAM, State Aid Withholding, Refunding	4.000%	3/15/36	1,075,000	1,095,547
Series A, BAM, State Aid Withholding, Refunding	4.000%	3/15/37	1,000,000	1,007,292
Dover, PA, Area School District, GO:
BAM, State Aid Withholding, Refunding	5.000%	4/1/36	1,000,000	1,086,021
BAM, State Aid Withholding, Refunding	5.000%	4/1/37	875,000	948,967
BAM, State Aid Withholding, Refunding	5.000%	4/1/38	1,000,000	1,083,048
BAM, State Aid Withholding, Refunding	5.000%	4/1/39	575,000	621,900
Erie County, PA, Convention Center Authority Guaranteed Hotel Revenue, County Guaranty, Refunding	5.000%	1/15/36	4,000,000	4,207,553
Luzerne County, PA, GO, Series A, Refunding, AGM	5.000%	11/15/29	5,000,000	5,355,321
North Allegheny, PA, School District, GO, State Aid Withholding	4.000%	5/1/44	1,000,000	1,007,490
Philadelphia, PA, GO, Series B	5.000%	2/1/39	1,500,000	1,605,067
Wilkes-Barre Area School District, PA, GO, BAM, State Aid Withholding, Refunding	4.000%	4/15/49	2,250,000	2,095,188
York County, PA, GO, Refunding	5.000%	3/1/36	1,000,000	1,111,252

Total Local General Obligation				21,224,646

Power - 4.0%
Philadelphia, PA, Gas Works Revenue:
1998 General Ordinance, Refunding	5.000%	8/1/31	1,250,000	1,327,805
1998 General Ordinance, Refunding	5.000%	8/1/47	2,500,000	2,598,704
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	450,000	382,500	*(d)
Series A	5.050%	7/1/42	70,000	59,500	*(d)
Series XX	5.250%	7/1/40	735,000	624,750	*(d)
Series ZZ, Refunding	5.250%	7/1/18	150,000	127,125	*(e)

Total Power				5,120,384

See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2022 Quarterly Report	3

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - 0.5%
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/29	$110,000	$117,608	(f)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/29	255,000	272,637	(f)
Diakon Lutheran Social Ministries, Series A, Refunding	5.000%	1/1/39	195,000	221,738	(f)

Total Pre-Refunded/Escrowed to Maturity				611,983

Special Tax Obligation - 3.3%
Government of Guam, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/42	150,000	132,860
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B	5.000%	12/1/48	2,000,000	2,099,193
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	500,000	566,906
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	200,000	165,789
CAB, Restructured, Series A-1	0.000%	7/1/46	1,140,000	308,017
Restructured, Series A-1	4.550%	7/1/40	50,000	48,288
Restructured, Series A-1	5.000%	7/1/58	600,000	591,288
Restructured, Series A-2	4.329%	7/1/40	330,000	310,718

Total Special Tax Obligation				4,223,059

State General Obligation - 0.1%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	4,834	4,427
CAB, Restructured, Series A-1	0.000%	7/1/33	12,094	6,811
Restructured, Series A-1	5.250%	7/1/23	10,496	10,689
Restructured, Series A-1	5.375%	7/1/25	10,466	10,876
Restructured, Series A-1	5.625%	7/1/27	10,372	11,048
Restructured, Series A-1	5.625%	7/1/29	10,203	10,975
Restructured, Series A-1	5.750%	7/1/31	9,910	10,845
Restructured, Series A-1	4.000%	7/1/33	9,398	8,633
Restructured, Series A-1	4.000%	7/1/35	8,447	7,587
Restructured, Series A-1	4.000%	7/1/37	7,250	6,435
Restructured, Series A-1	4.000%	7/1/41	9,857	8,559
Restructured, Series A-1	4.000%	7/1/46	10,251	8,638
Subseries CW	0.000%	11/1/43	46,804	23,343	(c)

Total State General Obligation				128,866

See Notes to Schedule of Investments.

4	Western Asset Pennsylvania Municipals Fund 2022 Quarterly Report

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - 22.1%
Delaware River Port Authority of Pennsylvania & New Jersey Revenue, Refunding, Port District Project	5.000%	1/1/25	$2,215,000	$2,245,183
Delaware River, PA & NJ, Joint Toll Bridge Commission, Bridge System Revenue Bonds	5.000%	7/1/42	2,000,000	2,154,437
Delaware River, PA & NJ, Port Authority Revenue, Series A	5.000%	1/1/36	3,000,000	3,251,771
Pennsylvania State Turnpike Commission Revenue:
Series A, Refunding	5.000%	12/1/47	1,500,000	1,606,918
Series A-2	5.000%	12/1/43	3,000,000	3,202,551
Series B	5.000%	12/1/45	2,000,000	2,178,943
Subordinated, Series B	5.000%	12/1/50	2,000,000	2,134,868
Subordinated, Series B, Refunding	5.000%	6/1/39	2,250,000	2,348,030
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/35	3,300,000	3,393,754	(a)
Series B, Refunding	5.000%	7/1/42	3,000,000	3,103,161	(a)
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority:
Parking System Revenue	5.000%	12/15/33	615,000	681,561
Parking System Revenue	5.000%	12/15/34	1,000,000	1,107,057
Parking System Revenue	5.000%	12/15/36	1,000,000	1,103,533

Total Transportation				28,511,767

Water & Sewer - 19.9%
Capital Region Water, PA, Water Revenue, Series A, BAM, Refunding	5.000%	7/15/29	250,000	275,100
Delaware County, PA, Regional Water Quality Control Authority Revenue	5.000%	11/1/46	5,000,000	5,403,519
Erie City, Erie County, PA, Water Authority, Water Revenue, Series D, BAM, Refunding	5.000%	12/1/31	1,300,000	1,493,057
Pennsylvania State Economic Development Financing Authority, Sewage Sludge Disposal Revenue:
Philadelphia Biosolids Facility, Refunding	4.000%	1/1/28	1,585,000	1,623,603
Philadelphia Biosolids Facility, Refunding	4.000%	1/1/29	900,000	917,874
Philadelphia Biosolids Facility, Refunding	4.000%	1/1/32	800,000	798,590
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	3,335,000	3,638,043
Series A, Refunding	5.000%	11/1/50	1,000,000	1,083,017

See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2022 Quarterly Report	5

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - continued
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	$500,000	$502,941	(g)
Westmoreland County, PA, Municipal Authority Revenue:
CAB, Series B, AGM	0.000%	8/15/30	8,830,000	6,677,644
Refunding, BAM	5.000%	8/15/42	3,000,000	3,205,177

Total Water & Sewer				25,618,565

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $131,188,456)				127,312,346

SHORT-TERM INVESTMENTS - 0.2%
MUNICIPAL BONDS - 0.2%
School District - 0.2%
Haverford, PA, Township School District, GO, State Aid Withholding, LOC-TD Bank N.A. (Cost - $300,000)	0.890%	3/1/30	300,000	300,000	(h)(i)

TOTAL INVESTMENTS - 99.0% (Cost - $131,488,456)				127,612,346
Other Assets in Excess of Liabilities - 1.0%				1,288,497

TOTAL NET ASSETS - 100.0%				$128,900,843

See Notes to Schedule of Investments.

6	Western Asset Pennsylvania Municipals Fund 2022 Quarterly Report

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	The coupon payment on this security is currently in default as of June 30, 2022.

(e)	The maturity principal is currently in default as of June 30, 2022.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
EFA	— Educational Facilities Authority
GO	— General Obligation
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
SD	— School District
UPMC	— University of Pittsburgh Medical Center

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2022 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Pennsylvania Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The

8

Notes to Schedule of Investments (unaudited) (continued)

Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

9

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$127,312,346	—	$127,312,346
Short-Term Investments†	—	300,000	—	300,000

Total Investments	—	$127,612,346	—	$127,612,346

†	See Schedule of Investments for additional detailed categorizations.

10